Related party transactions (Tables)	9 Months Ended
Sep. 30, 2026
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € K

	For the nine months		For the nine months
	ended September 30, 2026		ended September 30, 2025		September 30, 2026		December 31, 2025
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	4	6,228	75	7,766	97	54	173	1,488
Fresenius SE affiliates	34	28,066	393	36,481	447	259	396	649
Equity method investees	3,086	—	3,639	8	8,968	—	4,734	—
Total	3,124	34,294	4,107	44,255	9,512	313	5,303	2,137

Products
Fresenius SE affiliates	59,286	31,279	49,964	32,089	25,180	7,323	27,380	9,624
Equity method investees	3,101	471,289	—	399,985	—	128,163	—	73,228
Total	62,387	502,568	49,964	432,074	25,180	135,486	27,380	82,852
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €3,444 and €1,333 at September 30, 2026 and December 31, 2025, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € K

	For the nine months ended September 30, 2026			For the nine months ended September 30, 2025			September 30, 2026		December 31, 2025
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	4,541	104	181	5,159	182	108	12,324	12,739	17,522	18,102
Fresenius SE affiliates	—	—	—	13,965	1,210	—	—	—	—	—
Total	4,541	104	181	19,124	1,392	108	12,324	12,739	17,522	18,102
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.